Income Taxes - Movement in Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of the year	$ 4,107	$ 8,528
Recognized in net income (loss) for the year	(7,595)	(4,371)
Recognized in equity	357	0
Recognized in other comprehensive income (loss) for the year	(2,346)	(50)
Balance, end of the year	$ (5,477)	$ 4,107